Related parties (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Feb. 24, 2023
Transactions with Related Party [Abstract]
Financial income	$ 7,997		$ 992
Financial expenses	$ (84,852)		$ (83,402)
Loan interest rate				4.21%
Arroyo Netherlands II B.V [Member] | LIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	$ 2,854	$ 1,224
Receivables (non-current)	21,892	17,511
Payables (current)	5,947	4,783
Payables (non-current)	5,831	6,088
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	94	0
Receivables (non-current)	0	0
Payables (current)	5,926	4,762
Payables (non-current)	0	0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	5,831	6,088
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	58	0
Receivables (non-current)	0	0
Payables (current)	22	21
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	1,390	1,097
Receivables (non-current)	17,092	17,006
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	2,674	504
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Portfolio of Renewable Energy Entities [Member]
Details of Balances [Abstract]
Receivables (current)	0	0
Receivables (non-current)	2,127	0
Payables (current)	0	0
Payables (non-current)	0	0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0	127
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	1,312	0
Receivables (non-current)	0	0
Payables (current)	0	0
Payables (non-current)	0	0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	347	382
Financial expenses	(79)	(120)
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expenses	(79)	(120)
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	347	382
Financial expenses	$ 0	$ 0